Condensed Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (4,832,201)	$ 1,384,201
Adjustments to reconcile net loss to net cash used in operations:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Change in fair value of derivative warrant liabilities	3,758,500	(7,203,800)
Transaction costs—derivative warrant liabilities	946,010
Changes in operating assets and liabilities:
Prepaid expenses	(831,645)	195,077
Accounts payable	578,902	3,710,449
Accrued expenses	53,590	890,878
Net cash used in operating activities	(301,844)	(1,023,195)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(373,750,000)
Net cash (used in) provided by investing activities	(373,750,000)
Cash Flows from Financing Activities:
Proceeds received from note payable to related party	127,850
Repayment of note payable to related party	(127,850)
Proceeds received from initial public offering, gross	373,750,000
Proceeds received from private placement	9,475,000
Reimbursement from underwriters	2,990,000
Offering costs paid	(9,897,107)	(365,234)
Net cash provided by financing activities	376,317,893	(365,234)
Net change in cash	2,266,049	(1,388,429)
Cash - beginning of the period	0	2,266,049
Cash - end of the period	2,266,049	877,620		$ 2,266,049
Supplemental disclosure of non-cash investing and financing activity:
Deferred legal fees		462,409
Offering costs included in accrued expenses	435,234
Deferred underwriting commissions	13,081,250
Initial value of Class A ordinary shares subject to possible redemption	333,685,710
Change in initial value of Class A ordinary shares subject to possible redemption	(3,236,130)	921,790
Initial measurement of derivative warrants issued in connection with the initial public offering accounted for as liabilities	23,490,630
Enjoy Technology Inc [Member]
Cash Flows from Operating Activities:
Net loss		(95,425,000)	$ (50,756,000)	(157,784,000)	$ (89,694,000)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization		1,882,000	1,341,000	3,138,000	1,755,000
Loss (gain) on asset disposal				320,000	(2,000)
Net accretion of discount on investments				0	3,000
Stock-based compensation		1,910,000	874,000	1,749,000	794,000
Accretion of debt discount		639,000	180,000	293,000	333,000
Revaluation of warrants		(231,000)	314,000	469,000	113,000
Foreign currency transaction loss		103,000	47,000	687,000	0
Unrealized loss on long-term convertible loan		19,226,000	0	42,907,000	0
Net amortization of premium on short-term investments		0	34,000
Changes in operating assets and liabilities:
Accounts payable		413,000	(57,000)	(136,000)	1,081,000
Accounts receivable		1,101,000	7,191,000	8,417,000	(6,436,000)
Prepaid expenses and other current assets		(283,000)	(3,000)	(115,000)	(1,240,000)
Other assets		(1,241,000)	(352,000)	(2,850,000)	(1,645,000)
Accrued expenses and other current liabilities		62,000	1,000,000	7,563,000	4,643,000
Net cash used in operating activities		(71,844,000)	(40,187,000)	(95,342,000)	(90,295,000)
Cash Flows from Investing Activities:
Purchases of property and equipment		(1,389,000)	(2,993,000)	(8,012,000)	(6,883,000)
Maturities of short-term investments		0	7,488,000	22,510,000	0
Purchases of short-term investments		0	(3,226,000)	0	(22,515,000)
Net cash (used in) provided by investing activities		(1,389,000)	1,269,000	14,498,000	(29,398,000)
Cash Flows from Financing Activities:
Payment of deferred transaction costs related to merger		(2,947,000)	0	(884,000)	0
Proceeds from issuance of Blue Torch loan and warrants				35,790,000	0
Proceeds from PPP loan		0	10,000,000	10,000,000	0
Proceeds from convertible loan		60,200,000	0	43,451,000	0
Payment of TPC loan		0	(1,569,000)	(10,263,000)	0
Proceeds from issuance of redeemable convertible preferred stock		15,000,000	0	0	175,001,000
Issuance costs associated with issuance of redeemable convertible preferred stock				0	(7,947,000)
Proceeds from exercises of stock options		1,505,000	173,000	333,000	505,000
Net cash provided by financing activities		73,758,000	8,604,000	78,427,000	167,559,000
Cash - beginning of the period		58,452,000	61,685,000	61,685,000
Cash - end of the period	58,452,000			58,452,000	61,685,000
Effect of exchange rate on cash, cash equivalents and restricted cash		(320,000)	108,000	349,000	(217,000)
Net increase (decrease) in cash, cash equivalents and restricted cash		205,000	(30,206,000)	(2,068,000)	47,649,000
Cash, cash equivalents and restricted cash, beginning of period		63,946,000	66,014,000	66,014,000	18,365,000
Cash, cash equivalents and restricted cash, end of period	$ 63,946,000	64,151,000	35,808,000	63,946,000	66,014,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest		2,153,000	622,000	2,003,000	1,405,000
Cash paid during the year for income taxes				97,000	23,000
Supplemental disclosure of non-cash investing and financing activity:
Deferred success fee				1,000,000	0
Non-cash interest		664,000	21,000	$ 565,000	$ 0
Fixed assets included in accounts payable		483,000	0
Deferred transaction costs included in accounts payable		580,000	0
Deferred transaction costs included in accrued expenses		2,913,000	0
Gain on extinguishment of convertible loan		$ 36,782,000	$ 0